Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000131094
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Dividend Fund
Class Name	Class A
Trading Symbol	PWDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Donoghue Forlines Dividend Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	1.78%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.78%
AssetsNet	$ 67,925,761
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 283,024
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$67,925,761 Number of Portfolio Holdings54 Advisory Fee $283,024 Portfolio Turnover140%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	6.4%
Common Stocks	92.0%
Money Market Funds	1.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 9, 2024, the Fund changed its primary benchmark to Syntax US LargeCap 500 Index because it is a more appropriate index given the Fund's strategy and portfolio holdings.

Effective December 20, 2024, the Fund elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Dividend Index to the DF Risk-Managed Dividend Index.

C000148993
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Dividend Fund
Class Name	Class C
Trading Symbol	PWDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Donoghue Forlines Dividend Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$132	2.53%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.53%
AssetsNet	$ 67,925,761
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 283,024
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$67,925,761 Number of Portfolio Holdings54 Advisory Fee $283,024 Portfolio Turnover140%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	6.4%
Common Stocks	92.0%
Money Market Funds	1.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 9, 2024, the Fund changed its primary benchmark to Syntax US LargeCap 500 Index because it is a more appropriate index given the Fund's strategy and portfolio holdings.

Effective December 20, 2024, the Fund elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Dividend Index to the DF Risk-Managed Dividend Index.

C000131095
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Dividend Fund
Class Name	Class I
Trading Symbol	PWDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Donoghue Forlines Dividend Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	1.53%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.53%
AssetsNet	$ 67,925,761
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 283,024
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$67,925,761 Number of Portfolio Holdings54 Advisory Fee $283,024 Portfolio Turnover140%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	6.4%
Common Stocks	92.0%
Money Market Funds	1.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 9, 2024, the Fund changed its primary benchmark to Syntax US LargeCap 500 Index because it is a more appropriate index given the Fund's strategy and portfolio holdings.

Effective December 20, 2024, the Fund elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Dividend Index to the DF Risk-Managed Dividend Index.

C000169555
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Momentum Fund
Class Name	Class A
Trading Symbol	MOJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Donoghue Forlines Momentum Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	2.25%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.25%
AssetsNet	$ 39,448,707
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 69,946
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$39,448,707
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$69,946
Portfolio Turnover	135%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	5.3%
Common Stocks	93.0%
Money Market Funds	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 9, 2024, the Fund changed its primary benchmark to Syntax US LargeCap 500 Index because it is a more appropriate index given the Fund's strategy and portfolio holdings.

Effective December 20, 2024, the Fund elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Momentum Index to the DF Risk-Managed Momentum Index.

C000169556
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Momentum Fund
Class Name	Class C
Trading Symbol	MOJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Donoghue Forlines Momentum Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	3.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	3.00%
AssetsNet	$ 39,448,707
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 69,946
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$39,448,707
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$69,946
Portfolio Turnover	135%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	5.3%
Common Stocks	93.0%
Money Market Funds	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 9, 2024, the Fund changed its primary benchmark to Syntax US LargeCap 500 Index because it is a more appropriate index given the Fund's strategy and portfolio holdings.

Effective December 20, 2024, the Fund elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Momentum Index to the DF Risk-Managed Momentum Index.

C000169557
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Momentum Fund
Class Name	Class I
Trading Symbol	MOJOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Donoghue Forlines Momentum Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	2.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.00%
AssetsNet	$ 39,448,707
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 69,946
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$39,448,707
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$69,946
Portfolio Turnover	135%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	5.3%
Common Stocks	93.0%
Money Market Funds	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 9, 2024, the Fund changed its primary benchmark to Syntax US LargeCap 500 Index because it is a more appropriate index given the Fund's strategy and portfolio holdings.

Effective December 20, 2024, the Fund elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Momentum Index to the DF Risk-Managed Momentum Index.

C000193677
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Risk Managed Income Fund
Class Name	Class A
Trading Symbol	FLOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Donoghue Forlines Risk Managed Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.54%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.54%
AssetsNet	$ 90,778,788
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 215,330
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$90,778,788
Number of Portfolio Holdings	8
Advisory Fee	$215,330
Portfolio Turnover	86%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	31.9%
Money Market Funds	2.1%
Open End Funds	66.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 9, 2024, the Fund removed the S&P LSTA U.S. Leveraged Loan 100 Index as a primary benchmark index.
C000193678
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Risk Managed Income Fund
Class Name	Class C
Trading Symbol	FLOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Donoghue Forlines Risk Managed Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$117	2.29%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.29%
AssetsNet	$ 90,778,788
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 215,330
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$90,778,788
Number of Portfolio Holdings	8
Advisory Fee	$215,330
Portfolio Turnover	86%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	31.9%
Money Market Funds	2.1%
Open End Funds	66.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 9, 2024, the Fund removed the S&P LSTA U.S. Leveraged Loan 100 Index as a primary benchmark index.
C000193679
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Risk Managed Income Fund
Class Name	Class I
Trading Symbol	FLOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Donoghue Forlines Risk Managed Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.29%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%
AssetsNet	$ 90,778,788
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 215,330
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$90,778,788
Number of Portfolio Holdings	8
Advisory Fee	$215,330
Portfolio Turnover	86%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	31.9%
Money Market Funds	2.1%
Open End Funds	66.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 9, 2024, the Fund removed the S&P LSTA U.S. Leveraged Loan 100 Index as a primary benchmark index.
C000199674
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Tactical Allocation Fund
Class Name	Class A
Trading Symbol	GTAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Donoghue Forlines Tactical Allocation Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.22%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
AssetsNet	$ 26,490,566
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 13,060
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,490,566 Number of Portfolio Holdings10 Advisory Fee (net of waivers)$13,060 Portfolio Turnover116%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	9.2%
Exchange-Traded Funds	48.2%
Money Market Funds	1.2%
Open End Funds	41.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 9, 2024, the Fund changed its primary benchmark index to MSCI AC World Index because it is a more appropriate index given the Fund's strategy and portfolio holdings.

C000199675
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Tactical Allocation Fund
Class Name	Class C
Trading Symbol	GLACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Donoghue Forlines Tactical Allocation Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.97%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.97%
AssetsNet	$ 26,490,566
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 13,060
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,490,566 Number of Portfolio Holdings10 Advisory Fee (net of waivers)$13,060 Portfolio Turnover116%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	9.2%
Exchange-Traded Funds	48.2%
Money Market Funds	1.2%
Open End Funds	41.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 9, 2024, the Fund changed its primary benchmark index to MSCI AC World Index because it is a more appropriate index given the Fund's strategy and portfolio holdings.

C000199676
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Tactical Allocation Fund
Class Name	Class I
Trading Symbol	GTAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Donoghue Forlines Tactical Allocation Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.97%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 26,490,566
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 13,060
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,490,566 Number of Portfolio Holdings10 Advisory Fee (net of waivers)$13,060 Portfolio Turnover116%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	9.2%
Exchange-Traded Funds	48.2%
Money Market Funds	1.2%
Open End Funds	41.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 9, 2024, the Fund changed its primary benchmark index to MSCI AC World Index because it is a more appropriate index given the Fund's strategy and portfolio holdings.

C000091243
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Tactical Income Fund
Class Name	Class A
Trading Symbol	PWRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Donoghue Forlines Tactical Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	1.68%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.68%
AssetsNet	$ 89,552,739
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 360,571
InvestmentCompanyPortfolioTurnover	138.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	8.1%
Exchange-Traded Funds	81.3%
Money Market Funds	2.3%
Open End Funds	8.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 9, 2024, the Fund removed the Reference Index as benchmark.
C000091244
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Tactical Income Fund
Class Name	Class C
Trading Symbol	PWRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Donoghue Forlines Tactical Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	2.43%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.43%
AssetsNet	$ 89,552,739
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 360,571
InvestmentCompanyPortfolioTurnover	138.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	8.1%
Exchange-Traded Funds	81.3%
Money Market Funds	2.3%
Open End Funds	8.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 9, 2024, the Fund removed the Reference Index as benchmark.
C000091245
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Tactical Income Fund
Class Name	Class I
Trading Symbol	PWRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Donoghue Forlines Tactical Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	1.43%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.43%
AssetsNet	$ 89,552,739
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 360,571
InvestmentCompanyPortfolioTurnover	138.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	8.1%
Exchange-Traded Funds	81.3%
Money Market Funds	2.3%
Open End Funds	8.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 9, 2024, the Fund removed the Reference Index as benchmark.